Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	155 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P U.S. Power Infrastructure Select Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	(2.08%)	7.79%	4.29%
MSCI All Country World Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	17.49%	10.06%	9.23%
iShares U.S. Power Infrastructure ETF
Prospectus [Line Items]
Average Annual Return, Percent		(0.92%)	8.26%	4.67%
Performance Inception Date					Jan. 31, 2012
iShares U.S. Power Infrastructure ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.89%)	7.23%	3.76%
iShares U.S. Power Infrastructure ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.16%	6.40%	3.56%

[1]	The Fund is changing its broad-based index from the MSCI All Country World Index (Net) to the S&P Total Market Index in connection with changing its Underlying Index as Fund management believes the S&P Total Market Index is more representative of the investments in which the Fund will invest.
[2]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[3]	The S&P U.S. Power Infrastructure Select Index (Spliced) reflects the performance of the MSCI ACWI Select Energy Producers Investable Market Index (Net) through October 28, 2025 and the S&P U.S. Power Infrastructure Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.